Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Entity Registrant Name	HANMI FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001109242
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-30421
Entity Tax Identification Number	95-4788120
Entity Address, Address Line One	900 Wilshire Boulevard
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	(213)
Local Phone Number	382-2200
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	HAFC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false